Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	$ 7,620	$ 17,034	$ 16,320
Salaries, wages and related expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	1,536	2,323	2,382
Share-based payments [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	117	768	768
Service providers [Member]
Schedule of Research and Development Expenses [Line Items]
Research and development expenses	$ 5,967	$ 13,943	$ 13,170